Liabilities related to associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2021
Dam failure of Samarco
Liabilities related to associates and joint ventures
Schedule of movements of provision related to the Fundo dam rupture and to the de-characterization of Germano dam

	2021	2020
Balance at January 1,	2,074	1,700
Provision	560	566
Disbursements	(137)	(169)
Present value valuation	(71)	40
Translation adjustment	65	(468)
Balance at June 30,	2,491	1,669

	June 30, 2021	December 31, 2020
Current liabilities	1,467	876
Non-current liabilities	1,024	1,198
Liabilities	2,491	2,074